ClearBridge Large Cap Value Fund
CLEARBRIDGE LARGE CAP VALUE FUND
Investment objective
The fund seeks long-term growth of capital as its primary investment objective.
Current income is a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 17 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 72 under the heading “Sales Charge Waivers and Reductions.”

Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - ClearBridge Large Cap Value Fund - USD ($)		Class A		Class A2		Class C	Class FI	Class R	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	[1]	5.75%		none	none	none	none	none		[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[3]	none	[4]	none	[4]	1.00%	none	none	none	none		[2]
Small account fee ($)	[5]	$ 15		$ 15		$ 15	none	none	none	none	$ 15
[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record ("LMIS Accounts").
[2]	N/A
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A shares or Class A2 shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ClearBridge Large Cap Value Fund		Class A	Class A2	Class C	Class FI		Class R	Class I	Class IS	Class 1
Management fees		0.49%	0.49%	0.49%	0.49%		0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees		0.25%	0.25%	1.00%	0.25%		0.50%	none	none	none
Other expenses		0.15%	0.32%	0.17%	0.23%	[1]	0.46%	0.09%	0.03%	0.19%
Total annual fund operating expenses		0.89%	1.06%	1.66%	0.97%		1.45%	0.58%	0.52%	0.68%
Fees waived and/or expenses reimbursed	[2]						(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.89%	1.06%	1.66%	0.97%		1.40%	0.58%	0.52%	0.68%
[1]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.15% for Class A shares, 1.42% for Class A2 shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A2 shares, each subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - ClearBridge Large Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	661	843	1,041	1,609
Class A2	677	893	1,126	1,795
Class C	269	523	901	1,965
Class FI	99	309	536	1,189
Class R	143	454	788	1,731
Class I	59	186	323	725
Class IS	53	167	291	652
Class 1	69	217	378	846

Number of years you own your shares ($)
Expense Example, No Redemption - ClearBridge Large Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	661	843	1,041	1,609
Class A2	677	893	1,126	1,795
Class C	169	523	901	1,965
Class FI	99	309	536	1,189
Class R	143	454	788	1,731
Class I	59	186	323	725
Class IS	53	167	291	652
Class 1	69	217	378	846

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares the its performance to the S&P 500 Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on redemption of fund shares.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (06/30/2009): 16.08 Worst Quarter (12/31/2008): (19.93)
Average annual total returns (%) (for periods ended December 31, 2015)
Average Annual Total Returns - ClearBridge Large Cap Value Fund		1 year	5 years		10 years		Since inception	Inception date
Class I		(2.71%)	11.92%		6.58%
Class I | Return after taxes on distributions		(3.57%)	11.09%		5.56%
Class I | Return after taxes on distributions and sale of fund shares		(0.82%)	9.19%		4.95%
Class A		(8.58%)	10.24%		5.64%
Class A2		(8.75%)		[1]		[1]	5.31%	Aug. 16, 2013
Class C		(4.64%)	10.71%		5.47%
Class R		(3.82%)		[1]		[1]	4.50%	Dec. 19, 2013
Class IS		(2.65%)		[1]		[1]	7.53%	Oct. 16, 2013
Class 1		(2.81%)		[1]		[1]	8.37%	Aug. 16, 2013
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	(3.83%)	11.27%		6.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	1.38%	12.57%		7.31%
[1]	N/A
[2]	For Class A2, Class R, Class IS and Class 1 shares, each for the period from the class' inception date to December 31, 2015, the average annual total return of the Russell 1000 Value Index was 8.24%, 5.43%, 7.25% and 8.24%, respectively.
[3]	For Class A2, Class R, Class IS and Class 1 shares, each for the period from the class' inception date to December 31, 2015, the average annual total return of the S&P 500 Index was 11.55%, 8.39%, 10.35% and 11.55%, respectively.

Prior to March 1, 2010, the fund invested primarily in common stocks of established U.S. companies under the name “Legg Mason ClearBridge Investors Value Fund.”

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.